Business Acquired	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquired

NOTE 3 - BUSINESS ACQUIRED

On August 7, 2014, as part of the Company’s strategy to move into the high growth areas of Advanced Packaging and micro-electro-mechanical systems (“MEMS”), the Company completed the SPTS Acquisition. The Company acquired all outstanding shares of SPTS for a total consideration of approximately $375.1 million in net cash. SPTS is engaged in the design, development, manufacture, marketing and servicing of etch, physical vapor deposition (“PVD”), chemical vapor deposition (“CVD”) and thermal processing equipment for use in the manufacture of MEMS, Advanced Packaging, power, radio frequency and high brightness light emitting diode devices.

In August 7, 2014, in connection with the SPTS Acquisition, the Company borrowed $300 million (before a discount of 1%) through a senior secured long term loans (the “Term Loans”), see Note 7.

The Company accounted for this acquisition using the acquisition method of accounting and, accordingly, assets acquired and liabilities assumed from SPTS were recorded at their estimated fair values, as follows:

$ in thousands
Cash and cash equivalents	8,309
Current assets, excluding inventory	38,056
Inventories	49,108
Property, plant and equipment	25,160
Identifiable intangible assets:
In-process research and development (1)	6,920
Technological intellectual property (2)	60,870
Customer relations (3)	69,768
Trade name (3)	5,960
Backlog (4)	10,398
Goodwill	167,001

Total assets acquired	441,577

Current liabilities	38,246
Deferred taxes and other long-term liability	19,934

Total liabilities assumed	58,180

Net assets acquired	383,370

(1)	On successful completion of each project, in-process research and development assets are reclassified to developed technology and amortized over their estimated useful lives.
(2)	Amortized over a period of up to 7 years.
(3)	Amortized over a period of approximately 5 years.
(4)	Amortized over an estimated period of 1.5 years.

The purchase price allocation for SPTS takes into account the information management believes is reasonable. Nevertheless, the Company has one year from the SPTS Closing Date to make a final determination of purchase accounting allocations; and, accordingly, adjustments may be made to the foregoing allocations for SPTS.

The results of the acquired business are consolidated as of August 7, 2014, the SPTS Closing Date. The goodwill was allocated to the Semiconductor Device Division reporting unit.

The goodwill arising from the SPTS Acquisition is a result, among other things, of workforce, sales sources, marketing positioning value, cross-selling opportunities and joint development opportunities for new products in the future.

None of the goodwill recognized is expected to be deductible for income tax purposes.

Revenues of SPTS for the period from the SPTS Closing Date to December 31, 2014 were approximately $110.6 million.

Below is the unaudited pro forma, combined statement of operations data for the years ended December 31, 2014 and 2013, presented as if the SPTS Acquisition had occurred on January 1, 2013, after giving effect to: (a) purchase accounting adjustments, including the increase in amortization of identifiable intangible assets based on the estimated fair value thereof; (b) transaction costs; (c) interest accrued on shareholders loans; (d) estimated additional interest expense due to the receipt of the Term Loans, only with respect to amortization, in the amount of $9.5 million and $16.7 million in the years ended December 31, 2014 and 2013, respectively, and; (e) related tax impact. This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the SPTS Acquisition taken actually place on January 1, 2013, nor is it necessarily indicative of future results.

	Year ended December 31
	2014	2013
	$ in thousands except for share data
	(unaudited)
Revenues	657,799	597,368

Net income*	20,999	21,600

Earnings per share:
Basic	$0.48	$0.51

Diluted	$0.47	$0.50